Leases (Tables)	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Schedule of future minimum rental payments for operating leases
As of December 31, 2024, maturities of lease liabilities under existing operating leases are:

	Restaurant	Other	Total
2025	$143,038	$6,543	$149,581
2026	137,148	5,924	143,072
2027	132,523	4,851	137,374
2028	128,448	2,221	130,669
2029	123,296	1,289	124,585
Thereafter	1,183,069	6,619	1,189,688
Total lease payments	$1,847,522	$27,447	$1,874,969
Lease discount			(933,531)
Operating lease liability			$941,438

Schedule of components of lease cost
The following table is a summary of the Company’s components of lease cost for fiscal years 2024, 2023 and 2022:

Lease Expense	Statements of Income Location	2024	2023	2022
Operating lease expense - Minimum rentals:
Company-operated restaurants	Occupancy and other operating expenses	$(139,265)	$(131,613)	$(117,723)
Franchised restaurants	Franchised restaurants - occupancy expenses	(47,096)	(47,975)	(44,656)
General and administrative	General and administrative expenses	(8,824)	(8,472)	(6,746)
Subtotal		(195,185)	(188,060)	(169,125)
Variable lease expense - Contingent rentals based on sales:
Company-operated restaurants	Occupancy and other operating expenses	(44,676)	(46,861)	(36,322)
Franchised restaurants	Franchised restaurants - occupancy expenses	(17,117)	(15,603)	(10,810)
Subtotal		(61,793)	(62,464)	(47,132)
Total lease expense		$(256,978)	$(250,524)	$(216,257)

Other information	2024
Weighted-average remaining lease term (years)
Operating leases	9
Weighted-average discount rate
Operating leases	6.5%
Supplemental cash flow information related to leases was as follows:

	2024	2023	2022
Cash paid for the amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$152,267	$146,816	$132,452
Financing cash flows from finance leases	1,269	1,031	816

Lease right-of-use asset obtained in exchange for lease obligations:
Operating leases	$197,477	$135,893	$91,350
Finance leases	3,075	4,022	—